Note 2 - Allowance for Doubtful Accounts for Trade Accounts Receivable - Summary of Changes in the Allowance for Doubtful Accounts for Trade Accounts Receivable (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Balance at beginning of year	$ 87,446	$ 74,266	$ 63,011
Bad debt expense (recovery)	(18,455)	21,569	11,254
Losses charged to allowance	(4,749)	(8,389)
Balance at end of year	$ 64,242	$ 87,446	$ 74,266